UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-36324
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)
Address of Registrant :	1 Main Street North
Minot, ND 58703

Name and address of agent for service :	Brenda Sem
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code: (701)852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2005

Item 1)               Reports to Stockholders.

Kansas Municipal Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations of the Kansas Municipal Fund (the “Fund”) for the six months ended January 31, 2005.  The Fund’s portfolio and related financial statements are presented within for your review.

The economic outlook has brightened, with employment showing renewed strength, oil prices dropping and the weak dollar adding stimulus.

The improved tone of the employment data, together with a firm stock market have boosted the Federal Reserve’s confidence that it can continue to tighten the Fed Funds rate, currently at 2.25%, without causing any major damage.

The weak dollar adds an element of instability to the outlook.  The Fed views a weak dollar as an inevitable and necessary part of an adjustment to a lower current account deficit.  However, the weak dollar and the rise in gold, oil and other commodities have signaled rising inflationary pressures.  The “core” Consumer Price Index has increased 2.4%.

Despite these signs of inflation, the Treasury market remains unfazed.  After jumping to 4.9% in the spring of 2004, 10-year Treasury yields ended the period at 4.13%, as it appears investors are not worried about inflation.  That was not the case in 1987, a previous period during which the dollar was weak and gold prices were rising.  Then, bond yields moved sharply higher as investors feared the Fed was behind the inflation curve.  A rise in bond yields would thus be an important signal of increased inflation expectations.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could rise sooner than anticipated, we structured the Fund defensively to help mitigate the effects of a possible rise in interest rates.  Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average maturity life and maintaining a short position in U.S. Treasury futures.  Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period.  Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly early in the spring.

Why Higher Coupon Bonds?

In rising rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds.  Rather than commit a substantial portion of the Fund’s assets to low-yielding short-term bonds, the Fund maintained an emphasis on longer-term, premium priced higher-coupon bonds for their favorable income.  However, we continued to hold short positions in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk.  As of the period’s close, the Fund’s average maturity was approximately 16 years.  However, the Fund’s duration, a measure of a fund’s sensitivity to interest rate movements, was 4 years.

The Kansas Municipal Fund A shares began the period at $10.93 per share and ended the period at $10.77 per share, for a total return of 0.27% (without sales charge) for the six month period.  This compares to the Lehman Brothers Municipal Bond Index’s return of 4.80% for the six month period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was AAA 63%, AA 18%, A 8%, BBB 3%, NR 7% and BB 1%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's Web site at http://www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(s).  The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(s) are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q and N-CSR(s) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions  January 31, 2005 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

January 31, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	63.1%
AA	17.9%
A	7.7%
NR	6.8%
BBB	3.3%
BB	1.2%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

HC-Health Care	22.8%
H-Housing	22.4%
S-School	12.0%
O-Other	11.7%
G-Government	10.7%
W-Water/Sewer	8.9%
T-Transportation	7.2%
U-Utilities	4.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending January 31, 2005

				Since Inception (November 15, 1990)
Kansas Municipal Fund	1 year	5 year	10 year
Without sales charge	0.82%	3.19%	4.03%	4.81%
With sales charge (4.25%)	(3.44%)	2.30%	3.58%	4.49%

				Since Inception (November 15, 1990)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	4.85%	7.49%	6.85%	7.04%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (INSERT HERE)

Comparison of change in value of a $10,000 investment in the Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

	Kansas Municipal Fund w/o Sales Charge	Kansas Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

11/15/90	$10,000	$ 9,575	$10,000
1991	$10,524	$10,077	$10,724
1992	$11,855	$11,351	$12,199
1993	$13,050	$12,495	$13,276
1994	$13,168	$12,608	$13,525
1995	$13,988	$13,394	$14,591
1996	$14,814	$14,184	$15,553
1997	$15,933	$15,256	$17,150
1998	$16,372	$15,676	$18,177
1999	$16,936	$16,216	$18,700
2000	$17,222	$16,490	$19,507
2001	$18,622	$17,831	$21,475
2002	$19,270	$18,451	$22,916
2003	$19,126	$18,314	$23,740
2004	$19,454	$18,627	$25,113
01/31/2005	$19,506	$18,677	$26,319

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

January 31, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

EXAMPLE 1:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example is based on the Fund’s actual operating expenses of 0.96% and rate of return for the period of 0.27%.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD expenses	$51.70	$51.70

Account value of an initial investment of $1,000 as of the end of the period would be $960.09.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example is based on the Fund’s actual operating expenses of 0.96% and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD expenses	$51.92	$51.92

Account value of an initial investment of $1,000 as of the end of the period would be $1,005.38.

January 31, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 83	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center, 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), at 1(800) 276-1262.

January 31, 2005 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 North Main Minot, ND 58703 60	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 North Main Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), The Integrity Funds and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 1(800) 276-1262.

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on December 17, 2004, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”) between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement.  In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser, that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)     the nature, extent and quality of the adviser’s services;

(b)     the performance of the fund and the adviser;

(c)     the adviser’s cost and profitability in providing its services, including the extent to which the adviser realizes economies of scale as the fund grows larger;

(d)     any ancillary benefits to the adviser or its affiliates in connection with its relationship to the investment company; and

(e)     the amount of fees charged in comparison to those of other investment companies.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other Fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.  On the basis of the information provided for their review, the Trustees reached the following conclusions:

·         A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreements vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports.  The Fund’s net expense ratio of 0.96% for the Class A shares was comparable to other funds of similar objective and size.

·         The overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Board.

·         The other funds managed by the Adviser have traditionally had a relatively low net ratio of expenses.  The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds.

·         The portfolio manager of the Fund has over 20 years experience in managing mutual funds.  The Adviser currently provides services to 17 funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds.  The experience and expertise of the Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance.

·         Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Kansas income taxes as is consistent with preservation of capital.  As of September 30, 2004, the Fund had postive annualized returns for the 1-year, 5-year, and 10-year periods.

·         The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Schedule of Investments  January 31, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BOND (97.5%)
Burlington, KS PCR Gas & Elec. MBIA	Aaa/AAA	5.300%	06/01/31	$1,000,000	$1,076,910
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/21	300,000	333,639
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/22	250,000	266,902
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/14	390,000	436,640
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/11	1,000,000	1,111,140
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/19	1,000,000	1,079,970
Hutchinson, KS Community College	NR/A-	5.000	10/01/25	350,000	356,531
Hutchinson, KS Community College	NR/A-	5.250	10/01/30	300,000	309,399
Hutchinson, KS Community College	NR/A-	5.250	10/01/33	450,000	463,126
Johnson Cty., KS Community College COP	Aaa/NR	3.000	04/01/05	200,000	200,568
Johnson Cty., KS Community College COP	Aaa/NR	3.000	04/01/05	1,035,000	1,041,986
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/18	2,600,000	2,784,990
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/27	480,000	492,408
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/16	580,000	594,117
*KS Department of Transportation Highway Rev.	Aa/AA+	5.000	09/01/06	1,500,000	1,562,925
KS Devl. Finance Auth. (Board of Regents) Univ. Hsg. MBIA	Aaa/AAA	5.000	04/01/05	250,000	251,873
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/27	2,250,000	2,569,433
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/20	370,000	405,938
KS Devl. Finance Auth. (Indian Ridge Apts.)	NR/NR	6.000	01/01/28	1,030,000	886,202
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/13	570,000	628,704
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	269,470
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.500	02/01/18	1,305,000	1,270,444
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.625	08/01/29	1,000,000	966,370
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/21	1,975,000	2,047,581
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/24	555,000	561,244
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/20	1,000,000	1,102,870
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/21	430,000	464,168
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/NR	1.850	11/15/23	3,000,000	3,000,000
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/24	1,500,000	1,635,585
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/16	455,000	479,675
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/23	1,000,000	1,074,140
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	2,000,000	2,172,240
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/22	1,000,000	1,102,720
KS Turnpike Auth. Rev. AMBAC	Aaa/AAA	4.000	09/01/15	500,000	510,625
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/24	530,000	566,427
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/25	750,000	794,933
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	07/01/24	1,000,000	1,087,650
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/20	500,000	552,300
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/08	590,000	628,887
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/18	1,000,000	1,026,220
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/24	500,000	528,615
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/25	235,000	257,052
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/30	500,000	535,910
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/27	2,210,000	2,268,189
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/07	640,000	677,862
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/15	260,000	278,923
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/16	275,000	296,799
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/17	290,000	314,607
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/17	900,000	983,853
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/26	1,000,000	1,065,700
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/26	1,435,000	1,565,556
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/31	1,200,000	1,314,108
Topeka, KS Refunding G.O. XLCA	Aaa/NR	4.000	08/15/05	2,600,000	2,643,836
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/20	830,000	915,349
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/26	1,355,000	1,473,183
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/31	750,000	794,880
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/19	955,000	1,017,992
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/24	1,500,000	1,655,310
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/31	1,000,000	1,063,810
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/17	815,000	858,757
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/18	1,375,000	1,440,725
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.	NR/BB	5.850	12/01/25	1,000,000	825,000
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/16	990,000	1,021,244
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/22	2,000,000	2,036,060
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev.	NR/NR	6.250	03/01/28	1,750,000	1,681,453
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA	Aaa/NR	6.125	08/20/28	1,900,000	1,939,045
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	1,000,000	1,031,240
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/18	1,465,000	1,609,962
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/28	500,000	519,595

TOTAL KANSAS MUNICIPAL BONDS (COST: $68,279,669)					$70,781,565

SHORT-TERM SECURITIES (0.7%)				Shares
Wells Fargo National Tax-Free Money Market				513,103	$513,103
TOTAL SHORT-TERM SECURITIES (COST: $513,103)					$513,103

TOTAL INVESTMENTS IN SECURITIES (COST: $68,792,772)					$71,294,668
OTHER ASSETS LESS LIABILITIES					1,307,107

NET ASSETS					$72,601,775

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005 (Unaudited)

Statement of Assets and Liabilities  January 31, 2005 (Unaudited)

ASSETS
Investment in securities, at value (cost: $68,792,772)	$71,294,668
Accrued interest receivable	985,226
Accrued dividends receivable	850
Variation margin on futures	735,000
Receivable for fund shares sold	10,000
Receivable due from broker	113
Prepaid expenses	11,823

Total Assets	$73,037,680

LIABILITIES
Dividends payable	$211,894
Accrued expenses	79,498
Payable for fund shares redeemed	33,085
Disbursements in excess of demand deposit cash	111,428

Total Liabilities	$435,905

NET ASSETS	$72,601,775

Net assets are represented by:
Paid-in capital	$83,060,564
Accumulated undistributed net realized gain (loss) on investments	(10,809,488)
Accumulated undistributed net realized gain (loss) on futures	(1,554,169)
Accumulated undistributed net investment income	142
Unrealized appreciation on investments	2,501,896
Unrealized depreciation on futures	(597,170)
Total amount representing net assets applicable to 6,743,433 outstanding shares of no par common stock (unlimited shares authorized)	$72,601,775

Net asset value per share	$10.77

Public offering price (based on sales charge of 4.25%)	$11.25

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 31, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$1,663,564
Dividends	22,423
Total Investment Income	$1,685,987

EXPENSES
Investment advisory fees	$189,669
Distribution (12b-1) fees	94,834
Administrative service fees	38,135
Transfer agent fees	44,672
Accounting service fees	29,835
Custodian fees	5,615
Transfer agent out-of-pockets	8,754
Professional fees	2,611
Trustees fees	2,194
Insurance expense	1,523
Reports to shareholders	6,469
Registration and filing fees	5,293
Audit fees	4,806
Legal Fees	7,750
Total Expenses	$442,160
Less expenses waived or absorbed by the Fund’s manager	(79,451)
Total Net Expenses	$362,709

NET INVESTMENT INCOME	$1,323,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$26,019
Futures transactions	(2,611,109)
Net change in unrealized appreciation (depreciation) of:
Investments	950,182
Futures	459,770
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(1,175,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,140

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005 (Unaudited)

Statement of Changes in Net Assets
For the six months ended January 31, 2005, and the year ended July 30, 2004

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,323,278	$3,394,271
Net realized gain (loss) on investment and futures transactions	(2,585,090)	(1,371,663)
Net change in unrealized appreciation (depreciation) on investments and futures	1,409,952	(532,855)
Net Increase (Decrease) in Net Assets Resulting From Operations	$148,140	$1,489,753

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.19 and $.45 per share, respectively)	$(1,323,136)	$(3,394,114)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,323,136)	$(3,394,114)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,421,192	$2,722,009
Proceeds from reinvested dividends	848,074	2,171,359
Cost of shares redeemed	(6,970,797)	(13,361,122)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(4,701,531)	$(8,467,754)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,876,527)	$(10,372,115)

NET ASSETS, BEGINNING OF PERIOD	78,478,302	88,850,417

NET ASSETS, END OF PERIOD	$72,601,775	$78,478,302

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 31, 2005 (Unaudited)

Note 1.  ORGANIZATION

Business operations - The Kansas Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration.  On November 15, 1990, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during year ended July 30, 2004, were characterized as tax-exempt for tax purposes.

July 30, 2004
Tax-Exempt Income	$3,394,114
Ordinary Income	0
Long-term Capital Gains	0
Total	$3,394,144

As of July 30, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($10,836,556)	$1,552,762	($9,283,793)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 30, 2004, totaling $9,807,296, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2005	$2,222,213
2006	$1,671,432
2007	$0
2008	$531,392
2009	$568,023
2010	$1,444,860
2011	$1,970,032
2012	$1,399,344

For the year ended July 30, 2004, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 30, 2004, the Fund deferred to August 1, 2004, post October capital losses, post October currency losses and post October passive foreign investment company losses of $1,029,260.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2005	240	$735,000	($597,170)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of January 31, 2005, there were unlimited shares of no par authorized; 6,743,433 and 7,177,877 shares were outstanding at January 31, 2005, and July 30, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004

Shares sold	130,984	245,359
Shares issued on reinvestment of dividends	78,163	195,546
Shares redeemed	(643,591)	(1,204,210)
Net increase (decrease)	(434,444)	(763,305)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $110,218 of investment advisory fees after partial waiver for the six months ended January 31, 2005.  The Fund has a payable to Integrity Money Management of $18,371 at January 31, 2005, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to amount of the investment adviser and management fee.  The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.96% for the six months ended January 31, 2005.

Principal Underwriter and Shareholder Services

The Fund pays an annual service fee to Integrity Funds Distributor, its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $94,834 of service fee expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Funds Distributor of $15,270 at January 31, 2005, for service fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum $500 per month is charged for each additional share class.  The Fund has recognized $44,672 of transfer agency fees and expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $7,429 at January 31, 2005, for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $29,835 of accounting service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $5,021 at January 31, 2005, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $38,135 of administrative service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $6,310 at January 31, 2005, for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $29,101,343 and $32,002,900, respectively, for the six months ended January 31, 2005.

Note 6.  INVESTMENT IN SECURITIES

At January 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $68,792,772.  The net unrealized appreciation of investments based on the cost was $2,501,896, which is comprised of $3,052,321 aggregate gross unrealized appreciation and $550,425 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the periods indicated

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$10.93	$11.19	$11.78	$11.92	$11.58	$11.98

Income from Investment Operations:
Net investment income	$.19	$.45	$.51	$.55	$.58	$.59
Net realized and unrealized gain (loss) on investment and futures transactions	(.16)	(.26)	(.59)	(.14)	.34	(.40)
Total Income (Loss) From Investment Operations	$.03	$.19	$(.08)	$.41	$.92	$.19

Less Distributions:
Dividends from net investment income	$(.19)	$(.45)	$(.51)	$(.55)	(.58)	$(.59)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.19)	$(.45)	$(.51)	$(.55)	$(.58)	$(.59)

NET ASSET VALUE, END OF PERIOD	$10.77	$10.93	$11.19	$11.78	$11.92	$11.58

Total Return	0.54%(A)(C)	1.71%(A)	(0.75%)(A)	3.48%(A)	8.13%(A)	1.69%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$72,602	$78,478	$88,850	$98,992	$103,806	$103,555
Ratio of net expenses (after expense assumption) to average net assets	0.96%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.49%(C)	4.05%	4.39%	4.61%	4.94%	5.07%
Portfolio turnover rate	40.56%	17.29%	23.78%	5.74%	10.28%	8.21%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $79,451, $127,695, $52,479, $22,656, $37,939, and $38,581, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.17%, 1.10%, 1.01%, 0.97%, 0.99%, and 0.99%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Kansas Insured Intermediate Fund

Dear Shareholder:

Enclosed is the annual report of the operations of the Kansas Insured Intermediate Fund (the "Fund") for the six months ended January 31, 2005.  The Fund's portfolio and related financial statements are presented within for your review.

The economic outlook has brightened, with employment showing renewed strength, oil prices dropping and the weak dollar adding stimulus.

The improved tone of the employment data, together with a firm stock market have boosted the Federal Reserve’s confidence that it can continue to tighten the Fed Funds rate, currently at 2.25% without causing any major damage.

The weak dollar adds an element of instability to the outlook.  The Fed views a weak dollar as an inevitable and necessary part of an adjustment to a lower current account deficit.  However, the weak dollar and the rise in gold, oil and other commodities have signaled rising inflationary pressures.  The “core” Consumer Price Index has increased 2.4%.

Despite these signs of inflation, the Treasury market remains unfazed.  After jumping to 4.9% in the spring of 2004, 10-year Treasury yields ended the period at 4.13%, as it appears investors are not worried about inflation.  That was not the case in 1987, a previous period during which the dollar was weak and gold prices were rising.  Then, bond yields moved sharply higher as investors feared the Fed was behind the inflation curve.  A rise in bond yields would thus be an important signal of increased inflation expectations.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could rise sooner than anticipated, we structured the Fund defensively to help mitigate the effects of a possible rise in interest rates.  Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average maturity life and maintaining a short position in U.S. Treasury futures.  Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period.  Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly early in the spring.

Why Higher Coupon Bonds?

In rising rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds.  Rather than commit a substantial portion of the Fund’s assets to low-yielding short-term bonds, the Fund maintained an emphasis on longer-term, premium priced higher-coupon bonds for their favorable income.  However, we continued to hold short positions in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk.  As of the period’s close, the Fund’s average maturity was approximately 9 years.  However, the Fund’s duration, a measure of a fund’s sensitivity to interest rate movements, was 4 years.

The Kansas Insured Intermediate Fund A shares began the period at $11.44 per share and ended the period at $11.19 per share for a total return of -0.05% (without sales charge) for the six month period. This compares to the Lehman municipal index’s return of 3.68% for the period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was AAA 100%.

Income exempt from federal and Kansas state income taxes with preservation of capital remains the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's Web site at http://www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(s).  The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(s) are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q and N-CSR(s) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions  January 31, 2005 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

January 31, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	100%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

S-School	25.1%
HC-Health Care	24.4%
H-Housing	18.6%
W/S-Water/Sewer	10.9%
G-Government	8.2%
O-Other	7.9%
U-Utilities	4.9%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

For periods ending January 31, 2005

				Since Inception (November 23, 1992)
Kansas Insured Intermediate Fund	1 year	5 year	10 year
Without sales charge	(0.07%)	3.29%	3.97%	4.09%
With sales charge (2.75%)	(2.83%)	2.72%	3.68%	3.85%

Lehman Brothers Municipal Seven-Year Maturity Bond Index	1 year	5 year	10 year	Since Inception (November 23, 1992)
	3.16%	6.65%	3.27%	5.97%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (INSERT HERE)

Comparison of change in value of $10,000 investment in the Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund w/o Sales Charge	Kansas Insured Intermediate Fund w/ Max Sales Charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
11/23/1992	$10,000	$9,725	$10,000
1993	$10,829	$10,531	$10,694
1994	$11,025	$10,722	$10,982
1995	$11,656	$11,335	$11,868
1996	$12,326	$11,987	$12,471
1997	$12,912	$12,557	$13,548
1998	$13,321	$12,955	$14,260
1999	$13,815	$13,435	$14,729
2000	$14,112	$13,724	$15,405
2001	$15,062	$14,648	$16,819
2002	$15,682	$15,251	$18,018
2003	$15,880	$15,443	$18,712
2004	$16,359	$15,906	$19,561
01/31/05	$16,300	$15,849	$20,281

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

January 31, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

EXAMPLE 1:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example also is based on the Fund’s actual expenses of 0.75% and rate of return for the period of  -0.05%.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD expenses	$34.79	$34.79

Account value of an initial investment of $1,000 as of the end of the period would be $972.01.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example is based on the Fund’s actual operating expenses of 0.75% and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD expenses	$34.98	$34.98

Account value of an initial investment of $1,000 as of the end of the period would be $1,021.13.

January 31, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

 The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 83	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center, 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 North Main Minot, ND 58703 60	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 North Main Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (Since May 2004), The Integrity Funds and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 1(800) 276-1262.

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on December 17, 2004, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement.  In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)     the nature, extent and quality of the adviser’s services;

(b)     the performance of the fund and the adviser;

(c)     the adviser’s cost and profitability in providing its services, including the extent to which the adviser realizes economies of scale as the fund grows larger;

(d)     any ancillary benefits to the adviser or its affiliates in connection with its relationship to the investment company; and

(e)     the amount of fees charged in comparison to those of other investment companies.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.  On the basis of the information provided for their review, the Trustees reached the following conclusions:

·         A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreements vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports.  The Fund’s net expense ratio of 0.75% for the Class A shares was comparable to other funds of similar objective and size.

·         The overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Board.

·         The other funds managed by the Adviser have traditionally had a relatively low net ratio of expenses.  The Investment Adviser has assured through subsidization that its other funds have had consistent performance relative to comparable and competing funds.

·         The Portfolio Manager of the Fund has over 20 years experience in managing mutual funds.  The Adviser currently provides services to seventeen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds.  The experience and expertise of the Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance.

·         Althought the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Kansas income taxes as is consistent with preservation of capital.  As of September 30, 2004, the Fund had postive returns for the 1-year, 5-year, and 10-year periods.

·         The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Schedule of Investments  January 31, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (95.2%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$500,000	$540,530
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	856,694
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.400	10/01/2015	185,000	199,302
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.500	10/01/2016	195,000	211,325
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.750	10/01/2017	155,000	168,869
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	112,930
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	254,155
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA	Aaa/AAA	5.200	09/01/2010	480,000	508,939
Johnson Cty., KS USD #232 MBIA	Aaa/NR	5.000	03/01/2015	250,000	277,380
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	419,306
KS Devl. Finance Auth (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	340,264
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	269,470
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg.Rev. FNMA	NR/AAA	5.700	12/01/2009	325,000	334,568
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/2008	450,000	473,216
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.600	11/15/2007	100,000	105,905
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/2008	375,000	400,556
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/2009	375,000	400,099
KS St. Devl. Finance Auth. (Hays Medl. Ctr. Inc.) Facs. Rev. MBIA	Aaa/NR	5.500	11/15/2017	100,000	107,004
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	845,000	951,656
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/2012	250,000	283,628
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	619,556
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	449,392
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.125	09/01/2012	500,000	510,690
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	501,480
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	250,000	278,215
*Sedgwick Cty., KS USD #259 FSA	Aaa/AAA	4.375	10/01/2015	600,000	629,796
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	521,967
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	250,000	255,558
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	0901/2015	1,000,000	1,085,730
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	115,487
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	263,238
#Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/2014	905,000	941,969
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	375,000	389,385
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/2012	515,000	531,789
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/2014	250,000	257,810
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2014	325,000	364,124
Wyandotte Cty, Kansas City, KS Gov't Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	542,055
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	283,808
TOTAL KANSAS MUNICIPAL BONDS (COST: $14,945,528)					$15,757,845

SHORT-TERM SECURITIES (4.4%)				Shares
Wells Fargo National Tax-Free Money Market				552,000	$552,000
Goldman Sachs Financial Square Tax-Free Money Market				178,646	178,646
TOTAL SHORT-TERM SECURITIES (COST: $730,646)					$730,646

TOTAL INVESTMENTS IN SECURITIES (COST: $15,676,174)					$16,488,491
OTHER ASSETS LESS LIABILITIES					62,391

NET ASSETS					$16,550,882

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

At January 31, 2005, the Fund had one when-issued purchase: 250,000 of Johnson City., KS USD #232

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005 (Unaudited)

Statement of Assets and Liabilities  January 31, 2005 (Unaudited)

ASSETS
Investment in securities, at value (cost: $15,676,174)	$16,488,491
Cash	4
Accrued interest receivable	240,592
Accrued dividends receivable	1,013
Variation margin on futures	159,250
Prepaid expenses	2,913

Total Assets	$16,892,263

LIABILITIES
Security purchases payable	277,329
Dividends payable	$50,620
Accrued expenses	13,432

Total Liabilities	$341,381

NET ASSETS	$16,550,882

Net assets are represented by:
Paid-in capital	$17,768,954
Accumulated undistributed net realized gain (loss) on investments	(1,559,210)
Accumulated undistributed net realized gain (loss) on futures	(341,792)
Unrealized appreciation on investments	812,317
Unrealized depreciation on futures	(129,387)
Total amount representing net assets applicable to 1,479,183 outstanding shares of no par common stock (unlimited shares authorized)	$16,550,882

Net asset value per share	$11.19
Public offering price (based on sales charge of 2.75%)	$11.51

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 31, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$369,597
Dividends	5,032
Total Investment Income	$374,629

EXPENSES
Investment advisory fees	$42,184
Administrative service fees	9,000
Transfer agent fees	12,468
Accounting service fees	16,218
Custodian fees	1,763
Transfer agent out-of-pockets	785
Professional fees	1,507
Trustees fees	1,070
Reports to shareholders	1,294
Registration and filing fees	1,789
Insurance expense	568
Legal fees	2,567
Audit expense	1,060
Total Expenses	$92,273
Less expenses waived or absorbed by the Fund’s manager	(28,998)
Total Net Expenses	$63,275

NET INVESTMENT INCOME	$311,354

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(7,503)
Futures transactions	(566,477)
Net change in unrealized appreciation (depreciation) of:
Investments	101,041
Futures	95,298
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(377,641)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,287)

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005

Statement of Changes in Net Assets

For the six months ended January 31, 2005, and the year ended July 31, 2004

	For The Year Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$311,354	$653,863
Net realized gain (loss) on investment and futures transactions	(573,980)	(245,555)
Net change in unrealized appreciation (depreciation) on investments and futures	196,339	13,246
Net Increase (Decrease) in Net Assets Resulting From Operations	$(66,287)	$421,554

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.21 and $.43 per share, respectively)	$(311,354)	$(653,863)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(311,354)	$(653,863)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$769,272	$1,575,622
Proceeds from reinvested dividends	179,819	364,330
Cost of shares redeemed	(1,003,066)	(3,201,723)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(53,975)	$(1,261,771)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(431,616)	$(1,494,080)

NET ASSETS, BEGINNING OF PERIOD	16,982,498	18,476,578

NET ASSETS, END OF PERIOD	$16,550,882	$16,982,498

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 31, 2005 (Unaudited)

Note 1.  ORGANIZATION

Business operations - Kansas Insured Intermediate Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration.  On November 23, 1992, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended July 30 2004, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

July 30, 2004
Tax-exempt income	$653,863
Ordinary Income	0
Long-term Capital Gains	0
Total	$653,863

As of July 30, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,551,707)	$711,276	($840,431)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 30, 2004, totaling $1,385,009, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2005	$411,602
2006	$125,539
2007	$27,107
2008	$49,698
2009	$78,788
2010	$178,976
2011	$209,757
2012	$303,542

For the year ended July 30, 2004, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 30, 2004, the Fund deferred to August 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of $166,698.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contract	Valuation as of January 31, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2005	52	159,250	(129,387)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of January 31, 2005, there were unlimited shares of no par authorized; 1,479,183 and 1,484,046 shares were outstanding at January 31, 2005, and July 30, 2004, respectively.

Transactions in capital shares were as follows:

Shares

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004

Shares sold	67,702	136,212
Shares issued on reinvestment of dividends	15,837	31,418
Shares redeemed	(88,402)	(275,961)
Net increase (decrease)	(4,863)	(108,331)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $13,186 of investment advisory fees after partial waiver for the six months ended January 31, 2005.  The Fund has a payable to Integrity Money Management of $1,758 at January 31, 2005, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 0.75% of the Fund’s average daily net assets on an annual basis.  The investment adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.75% for the six months ended January 31, 2005.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $12,468 of transfer agency fees and expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $2,051 at January 31, 2005 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $16,218 of accounting service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $2,693 at January 31, 2005, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $9,000 of administrative service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $1,500 at January 31, 2005, for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $276,565 and $890,395, respectively, for the six months ended January 31, 2005.

Note 6.  INVESTMENT IN SECURITIES

At January 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,676,174.  The net unrealized appreciation of investments based on the cost was $812,317, which is comprised of $812,317 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$11.44	$11.60	$11.91	$11.93	$11.69	$11.98

Income from Investment Operations:
Net investment income	$.21	$.43	$.46	$.50	$.53	$.54
Net realized and unrealized gain (loss) on investment and futures transactions	(.25)	(.16)	(.31)	(.02)	.24	(.29)
Total Income (Loss) From Investment Operations	$(.04)	$.27	$.15	$.48	$.77	$.25

Less Distributions:
Dividends from net investment income	$(.21)	$(.43)	$(.46)	$(.50)	$(.53)	$(.54)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.21)	$(.43)	$(.46)	$(.50)	$(.53)	$(.54)

NET ASSET VALUE, END OF PERIOD	$11.19	$11.44	$11.60	$11.91	$11.93	$11.69

Total Return	(0.10%)(A)(C)	2.31%(A)	1.26%(A)	4.12%(A)	6.73%(A)	2.15%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,551	$16,982	$18,477	$18,633	$18,728	$19,028
Ratio of net expenses (after expense assumption) to average net assets	0.75%(B)(C)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)
Ratio of net investment income to average net assets	3.69%(C)	3.67%	3.89%	4.20%	4.49%	4.58%
Portfolio turnover rate	1.74%	4.39%	26.23%	9.04%	18.49%	11.07%

(A) Excludes maximum sales charge of 2.75%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of  $28,998, $58,289, $36,281, $30,501, $31,627, and $30,414, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.09%, 1.08%, 0.94%, 0.91%, 0.92%, and 0.90%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Maine Municipal Fund

Dear Shareholder:

Enclosed is the annual report of the operations of the Maine Municipal Fund (the “Fund”) for the six months ended January 31, 2005.  The Fund’s portfolio and related financial statements are presented within for your review.

The economic outlook has brightened, with employment showing renewed strength, oil prices dropping and the weak dollar adding stimulus.

The improved tone of the employment data, together with a firm stock market have boosted the Federal Reserve’s confidence that it can continue to tighten the Fed Funds rate, currently at 2.25% without causing any major damage.

The weak dollar adds an element of instability to the outlook.  The Fed views a weak dollar as an inevitable and necessary part of an adjustment to a lower current account deficit.  However, the weak dollar and the rise in gold, oil and other commodities have signaled rising inflationary pressures.  The “core” Consumer Price Index has increased 2.4%.

Despite these signs of inflation, the Treasury market remains unfazed.  After jumping to 4.9% in the spring of 2004, 10-year Treasury yields ended the period at 4.13%, as it appears investors are not worried about inflation.  That was not the case in 1987, a previous period during which the dollar was weak and gold prices were rising.  Then, bond yields moved sharply higher as investors feared the Fed was behind the inflation curve.  A rise in bond yields would thus be an important signal of increased inflation expectations.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could rise sooner than anticipated, we structured the Fund defensively to help mitigate the effects of a possible rise in interest rates.  Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average maturity life and maintaining a short position in U.S. Treasury futures.  Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period.  Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly early in the spring.

Why Higher Coupon Bonds?

In rising rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds.  Rather than commit a substantial portion of the Fund’s assets to low-yielding short-term bonds, the Fund maintained an emphasis on longer-term, premium priced higher-coupon bonds for their favorable income.  However, we continued to hold short positions in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk.  As of the period’s close, the Fund’s average maturity was approximately 13 years.  However, the Fund’s duration, a measure of a fund’s sensitivity to interest rate movements, was 7 years.

The Maine Municipal Fund A shares began the period at $11.10 per share and ended the period at $10.67 per share for a total return of -2.31% (without sales charge) for the six month period. This compares to the Lehman municipal index’s return of 4.80% for the six month period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was AAA 78.1%, AA 19.0%, A 2.5% and BBB 0.4%.

Income exempt from federal and Maine state income taxes with preservation of capital remains the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's Web site at http://www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(s).  The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(s) are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q and N-CSR(s) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions  January 31, 2005 (Unaudited)

Appreciation

Increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

Decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

Actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

January 31, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	78.1%
AA	19.0%
A	2.5%
BBB	0.4%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

T-Transportation	28.8%
G-Government	21.9%
I-Industrial	14.0%
O-Other	13.5%
S-School	7.2%
HC-Health Care	6.9%
U-Utilities	5.4%
W/S-Water/Sewer	2.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

EXAMPLE 1:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example also is based on the Fund’s actual expenses of 0.96% and rate of return for the period of -2.31%.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD Expenses	$51.59	$51.59

Account value of an initial investment of $1,000 as of the end of the period would be $935.42.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example is based on the Fund’s actual operating expenses of 0.96% and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD Expenses	$51.92	$51.92

Account value of an initial investment of $1,000 as of the end of the period would be $1005.38.

January 31, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2005
				Since Inception (December 5, 1991)
Maine Municipal Fund	1 year	5 year	10 year
Without sales charge	(0.35)%	4.77%	5.08%	5.32%
With sales charge (4.25%)	(4.57)%	3.88%	4.63%	4.97%

				Since Inception (December 5, 1991)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	4.85%	7.49%	6.85%	6.75%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  The Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (INSERT HERE)

Comparison of change in value of a $10,000 investment in the Maine Municipal Fund and the Lehman Brothers Municipal Bond Index

	Maine Municipal Fund w/o Sales Charge	Maine Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

12/05/91	$10,000	$9,575	$10,000
1992	$10,907	$10,448	$10,954
1993	$11,731	$11,237	$11,921
1994	$12,025	$11,518	$12,144
1995	$12,948	$12,402	$13,101
1996	$13,629	$13,055	$13,965
1997	$14,717	$14,097	$15,399
1998	$15,429	$14,779	$16,321
1999	$15,841	$15,174	$16,791
2000	$16,445	$15,752	$17,515
2001	$17,750	$17,002	$19,283
2002	$18,667	$17,881	$20,577
2003	$19,084	$18,279	$21,316
2004	$19,838	$19,002	$22,549
1/31/05	$19,779	$18,946	$23,632

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

January 31, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 83	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center, 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 North Main Minot, ND 58703 60	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 North Main Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (Since May 2004), The Integrity Funds and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 1(800) 276-1262.

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on December 17, 2004, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement.  In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)     the nature, extent and quality of the adviser’s services;

(b)     the performance of the fund and the adviser;

(c)     the adviser’s cost and profitability in providing its services, including the extent to which the adviser realizes economies of scale as the fund grows larger;

(d)     any ancillary benefits to the adviser or its affiliates in connection with its relationship to the investment company; and

(e)     the amount of fees charged in comparison to those of other investment companies.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.  On the basis of the information provided for their review, the Trustees reached the following conclusions:

•         A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreements vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports.  The Fund’s net expense ratio of 0.96% for the Class A shares was comparable to other funds of similar objective and size.

•         The overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Board.

•         The other Funds managed by the Adviser have traditionally had a relatively low net ratio of expenses.  The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds.

•         The Portfolio Manager of the Fund has over 20 years experience in managing mutual funds.  The Adviser currently provides services to seventeen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad based equity funds.  The experience and expertise of the Adviser is attributable to the long term focus on managing investment companies and has the potential to enhance the Fund’s future performance.

•         Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Maine income taxes as is consistent with preservation of capital.  As of  September 30, 2004, the Fund had postive annualized returns for the 1-year, 5-year, and 10-year periods.

•         The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Schedule of Investments  January 31, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (58.4%)
Bangor, ME	Aa-3/AA-	3.750%	04/01/2006	$100,000	$101,459
Bar Harbor, ME	A-1/AA-	6.200	06/01/2005	175,000	178,146
Bar Harbor, ME	A-1/AA-	6.450	06/01/2009	75,000	86,445
Bath, ME	A/A+	7.400	12/01/2006	15,000	16,333
Bath, ME	A/A+	7.450	12/01/2007	30,000	33,973
Bath, ME	A/A+	7.500	12/01/2008	20,000	23,602
Bath, ME MBIA	Aaa/AAA	5.625	03/01/2009	25,000	25,606
Brewer, ME	A/A	6.200	01/01/2006	50,000	50,625
Brunswick, ME Tax Increment (BTI Project)	Aa-3/AA	5.500	11/01/2008	50,000	51,963
Bucksport, ME	NR/A-	7.150	04/01/2007	25,000	27,252
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	28,683
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	24,444
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/2022	155,000	153,509
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	154,515
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	154,400
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	104,789
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	81,924
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	535,040
Kennebunk, ME Sewer District	A/NR	7.100	01/01/2006	15,000	15,658
Kittery, ME	A/AA	5.200	01/01/2009	25,000	26,641
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	536,415
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	267,642
Maine Educ. Ln. Marketing Corp. Student Ln.	Aaa/NR	6.350	05/01/2005	25,000	25,100
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/2007	250,000	270,597
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	277,530
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	26,542
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	592,075
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/2007	175,000	176,853
Maine Health & Higher Educ. Facs. Auth. (Univ. New England & Cedars Nur) FSA	Aaa/AAA	5.550	07/01/2008	150,000	150,642
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/2013	195,000	228,478
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.000	11/15/2013	35,000	35,535
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/2007	220,000	223,595
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,012
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	361,848
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	5.000	07/01/2005	230,000	233,673
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	26,577
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	11/01/2006	260,000	268,120
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,131,580
Maine Municipal Bond Bank AMBAC	Aaa/AAA	5.700	11/01/2011	90,000	94,627
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	105,762
Maine State (Highway)	Aa/AA	5.000	06/15/2011	200,000	222,514
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	105,774
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/2012	100,000	107,557
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	82,150
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	846,990
Maine Vets Homes ME Rev.	NR/BBB	6.800	10/01/2005	165,000	168,780
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	65,632
Portland, ME	Aa-1/AA	3.500	04/01/2005	350,000	351,872
#Portland, ME	Aa-1/AA	5.300	06/01/2013	790,000	819,799
Portland, ME (City Hospital)	Aa-1/AA	12.600	11/01/2005	50,000	53,901
Portland, ME	Aa-1/AA+	7.250	12/01/2005	100,000	104,498
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	750,000	779,400
Scarborough, ME G.O. FIC	Aaa/AAA	4.250	11/01/2014	435,000	461,165
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2030	250,000	239,855
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	239,348
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	458,573
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/2013	1,465,000	1,483,313
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	167,073
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	46,388
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/2007	50,000	52,028
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/2025	950,000	924,037
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/2007	240,000	251,921
Westbrook, ME G.O. FGIC	Aaa/AAA	3.750	10/15/2005	45,000	45,620
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	181,611
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	427,653
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/2007	130,000	137,514
Winthrop, ME	A-3/NR	5.200	08/01/2005	25,000	25,507
Winthrop, ME	A-3/NR	5.300	08/01/2006	25,000	26,079
Winthrop, ME	A-3/NR	5.400	08/01/2007	25,000	26,699
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	278,993
Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	543,505
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	79,069
Total Maine Municipal Bonds					$16,718,028

GUAM MUNICIPAL BONDS (0.0%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	10,911
Total Guam Municipal Bonds					$10,911

PUERTO RICO MUNICIPAL BONDS (25.3%)
Puerto Rico Commonwealth Public Improvement	Baa-1/A-	5.250	07/01/2018	400,000	445,680
Puerto Rico Commonwealth Public Improvement MBIA	Aaa/AAA	5.500	07/01/2021	750,000	885,157
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	839,962
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2017	500,000	585,040
Puerto Rico Public Building Auth Rev. AMDAX	Aaa/AAA	5.500	07/01/2018	1,000,000	1,172,150
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,960,000	2,280,421
University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/2015	1,000,000	1,033,610
Total Puerto Rico Municipal Bonds					$7,242,020

VIRGIN ISLANDS MUNICIPAL BONDS (11.7%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/2007	55,000	56,396
Virgin Islands Public Finance Auth. Rev.	Aaa/AAA	7.300	10/01/2018	1,080,000	1,416,712
Virgin Islands Public Finance Auth. Rev. RADIAN - IBCC	NR/AA	5.500	10/01/2022	720,000	782,798
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	1,000,000	1,085,720
Total Virgin Islands Municipal Bonds					$3,341,626

TOTAL MUNICIPAL BONDS (COST: $26,087,477)					$27,312,585

SHORT-TERM SECURITIES (3.2%)				Shares
Wells Fargo National Tax-Free Money Market				923,978	$923,978
TOTAL SHORT-TERM SECURITIES (COST: $923,978)					$923,978

TOTAL INVESTMENTS IN SECURITIES (COST: $27,011,455)					$28,236,563
OTHER ASSETS LESS LIABILITIES					399,880

NET ASSETS					$28,636,443

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005 (Unaudited)

Statement of Assets and Liabilities  January 31, 2005 (Unaudtied)

ASSETS
Investment in securities, at value (cost: $27,011,455)	$28,236,563
Accrued interest receivable	276,578
Accrued dividends receivable	560
Variation margin on futures	265,844
Prepaid expenses	7,962

Total Assets	$28,787,507

LIABILITIES
Disbursement in excess of demand deposit cash	$19,173
Dividends payable	80,789
Accrued expenses	35,299
Payable for fund shares redeemed	15,803

Total Liabilities	$151,064

NET ASSETS	$28,636,443

Net assets are represented by:
Paid-in capital	$28,403,726
Accumulated undistributed net realized gain (loss) on investments	4,304
Accumulated undistributed net realized gain (loss) on futures	(688,227)
Accumulated undistributed net investment income	2,558
Unrealized appreciation on investments	1,225,108
Unrealized depreciation of futures	(311,026)
Total amount representing net assets applicable to 2,682,838 outstanding shares of no par common stock (unlimited shares authorized)	$28,636,443

Net asset value per share	$10.67

Public offering price (based on sales charge of 4.25%)	$11.14

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 31, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$635,698
Dividends	8,302
Total Investment Income	$644,000

EXPENSES
Investment advisory fees	$76,862
12b-1 fees	38,431
Administrative service fees	15,372
Transfer agent fees	20,910
Transfer agent out-of-pockets	2,085
Accounting service fees	19,686
Reports to shareholders	2,244
Custodian fees	3,705
Professional fees	2,575
Trustees fees	1,336
Registration and filing fees	2,543
Insurance expense	12
Legal fees	5,936
Audit fees	2,500
Total Expenses	$194,197
Less expenses waived or absorbed by the Fund’s manager	(47,233)
Total Net Expenses	$146,964

NET INVESTMENT INCOME	$497,036

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$1,134
Futures transactions	(1,104,311)
Net change in unrealized appreciation (depreciation) of:
Investments	435,010
Futures	105,057
Net Realized and Unrealized Gain (Loss) On Investments and Futures	$(563,110)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,074)

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2005

Statement of Changes in Net Assets

For the six  months ended January 31, 2005 and the four month period  ended July 30, 2004

	For the Six Month Period Ended January 31, 2005 (Unaudited)	For the Four Month Period Ended July 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$497,036	$374,781
Net realized gain (loss) on investment and futures transactions	(1,103,177)	1,049,106
Net change in unrealized appreciation (depreciation) on investments and futures	540,067	(1,333,944)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(66,074)	$89,943

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.18 and $.13 per share, respectively)	$(494,478)	$(373,109)
Distributions from net realized gain on investment and futures transactions ($.22 and $.00 per share, respectively)	(603,548)	0
Total Dividends and Distributions	$(1,098,026)	$(373,109)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,571,599	$1,230,201
Proceeds from reinvested dividends	648,602	204,246
Cost of shares redeemed	(4,102,579)	(2,737,885)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,882,378)	$(1,303,438)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,046,478)	$(1,586,604)

NET ASSETS, BEGINNING OF PERIOD	31,682,921	33,269,525

NET ASSETS, END OF PERIOD	$28,636,443	$31,682,921

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 31, 2005 (Unaudited)

Note 1.  ORGANIZATION

Business operations - The Maine Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Maine Municipal Fund became a series of Integrity Managed Portfolios.  Prior to this the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund.  The Maine TaxSaver Bond Fund commenced operations on December 5, 1991.  The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the four month period ended July 30 2004, were characterized tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

July 30, 2004
Tax-exempt income	$373,109
Ordinary Income	0
Long-term Capital Gains	0
Total	$373,109

As of July 30, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$166,154	$437,394	$0	$0	$791,770	$1,395,318

The Fund has $0 capital loss carryforwards for tax purposes as of July 30, 2004.

For the year ended July 30, 2004, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended July 30, 2004, the Fund deferred to August 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2005	125	$265,844	($311,026)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of January 31, 2005, there were unlimited shares of no par authorized; 2,682,838 and 2,855,243 shares were outstanding at January 31, 2005 and July 30, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2005	For The Four Month Period Ended July 30, 2004

Shares sold	142,792	110,712
Shares issued on reinvestment of dividends	59,759	18,349
Shares redeemed	(374,956)	(245,899)
Net increase (decrease)	(172,405)	(116,838)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $29,629 of investment advisory fees after partial waiver for the six months ended January 31, 2005.  The Fund has a payable to Integrity Money Management of $4,576 at January 31, 2005, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser.  Accordingly, after fee waivers and expense reimbursements, the Fund’s annualized operating expenses were 0.96% for the six months ended January 31, 2005.

Principal Underwriter and Shareholder Services

The Fund pays an annual service fee to Integrity Funds Distributor, its principal underwriter, for certain expenses incurred by Integrity Funds Distributor in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $38,431 of service fee expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Funds Distributor of $6,061 at January 31, 2005, for service fees.

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses.  An additional fee with a minimum $500 per month is charged for each additional share class.  The Fund has recognized $20,910 of transfer agency fees and expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $3,333 at January 31, 2005, for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $19,686 of accounting service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $3,212 at January 31, 2005, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $15,372 of administrative service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $2,424 at January 31, 2005, for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $1,301,731 and $2,547,812, respectively, for the six months ended January 31, 2005.

Note 6.  INVESTMENT IN SECURITIES

At January 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $26,087,477.  The net unrealized appreciation of investments based on the cost was $1,225,108, which is comprised of $1,370,764 aggregate gross unrealized appreciation and $145,656 aggregate gross unrealized depreciation.

Financial Highlights(Unaudited)

Selected per share data and ratios for the period indicated

	For the Six Months Ended January 31, 2005 (Unaudited)	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Year Ended March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	11.10	$11.19	$11.35	$10.97	$11.06	$10.62	$11.07

Income from Investment Operations:
Net investment income	.18	$.13	$.39	$.39	$.42	$.46	$.48
Net realized and unrealized gain (loss) on investment and futures transactions	(.21)	(.09)	(.10)	.38	(.09)	.44	(.44)
Total Income (Loss) From Investment Operations	(.03)	$.04	$.29	$.77	$.33	$.90	$.04

Less Distributions:
Dividends from net investment income	(.18)	$(.13)	$(.39)	$(.39)	$(.42)	$(.46)	$(.48)
Distributions from net capital gains	(.22)	.00	(.06)	.00	.00	.00	(.01)
Total Distributions	(.40)	$(.13)	$(.45)	$(.39)	$(.42)	$(.46)	$(.49)

NET ASSET VALUE, END OF PERIOD	$10.67	$11.10	$11.19	$11.35	$10.97	$11.06	$10.62

Total Return	(4.61%)(A)(C)	1.23%(A)(C)	2.56%(A)	7.16%(A)	3.06%(A)	8.69%(A)	0.43%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$28,636	$31,683	$33,270	$37,847	$38,033	$33,422	$31,938
Ratio of net expenses (after expense assumption) to average net assets	0.96%(B)(C)	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)	0.84%(B)	0.60%(B)
Ratio of net investment income to average net assets	3.24%(C)	3.49%(C)	3.44%	3.49%	3.82%	4.28%	4.50%
Portfolio turnover rate	4.55%	1.92%	34.40%	26.00%	13.00%	19.00%	23.00%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Mutual Funds, Inc. assumed/waived expenses of $47,233 and $29,051.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.26% and 1.22%.  For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658.  For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $22,736.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%.  In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $104,969 (2003), $133,718 (2002), $169,656 (2001), and $230,659 (2000).  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.22%, 1.32%, 1.37%, and 1.31%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Nebraska Municipal Fund

Dear Shareholder:

Enclosed is the semi-annual report of the operations of the Nebraska Municipal Fund (the “Fund”) for the six months ended January 31, 2005.  The Fund’s portfolio and related financial statements are presented within for your review.

The economic outlook has brightened, with employment showing renewed strength, oil prices dropping and the weak dollar adding stimulus.

The improved tone of the employment data, together with a firm stock market have boosted the Federal Reserve’s confidence that it can continue to tighten the Fed Funds rate, currently at 2.25% without causing any major damage.

The weak dollar adds an element of instability to the outlook.  The Fed views a weak dollar as an inevitable and necessary part of an adjustment to a lower current account deficit.  However, the weak dollar and the rise in gold, oil and other commodities have signaled rising inflationary pressures.  The “core” Consumer Price Index has increased 2.4%.

Despite these signs of inflation, the Treasury market remains unfazed.  After jumping to 4.9% in the spring of 2004, 10-year Treasury yields ended the period at 4.13%, as it appears investors are not worried about inflation.  That was not the case in 1987, a previous period during which the dollar was weak and gold prices were rising.  Then, bond yields moved sharply higher as investors feared the Fed was behind the inflation curve.  A rise in bond yields would thus be an important signal of increased inflation expectations.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could rise sooner than anticipated, we structured the Fund defensively to help mitigate the effects of a possible rise in interest rates.  Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average maturity life and maintaining a short position in U.S. Treasury futures.  Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period.  Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly early in the spring.

Why Higher Coupon Bonds?

In rising rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds.  Rather than commit a substantial portion of the Fund’s assets to low-yielding short-term bonds, the Fund maintained an emphasis on longer-term, premium priced higher-coupon bonds for their favorable income.  However, we continued to hold short positions in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk.  As of the period’s close, the Fund’s average maturity was approximately 16 years.  However, the Fund’s duration, a measure of a fund’s sensitivity to interest rate movements, was 4 years.

The Nebraska Municipal Fund A shares began the period at $10.55 per share and ended the period at $10.31 per share for a total return of       -0.25% (without sales charge) for the six month period.  This compares to the Lehman Brothers Municipal Bond Index’s return of 4.80% for the six month period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was AAA 62%, AA 27%, A 4%, BBB 2% and NR 5%.

Income exempt from federal and Nebraska state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's Web site at http://www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(s).  The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(s) are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q and N-CSR(s) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  You may also access this information from Integrity's website at http://www.integrityfunds.com.

TERMS & DEFINITIONS  January 31, 2005 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures”, the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA”, “AA”, “A” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

January 31, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	61.6%
AA	26.6%
A	4.1%
BBB	2.1%
NR	5.6%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

S-School	36.2%
HC-Health Care	19.0%
H-Housing	11.2%
O-Other	10.2%
U-Utilities	9.6%
I-Industrial	7.7%
W/S-Water/Sewer	3.8%
C/L-COP/Lease	2.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

 January 31, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2005

				Since Inception (November 17, 1993)
Nebraska Municipal Fund	1 year	5 year	10 year
Without sales charge	0.81%	4.04%	4.64%	3.94%
With sales charge (4.25%)	(3.45%)	3.14%	4.19%	3.54%

				Since Inception (November 17, 1993)
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year
	4.85%	7.49%	6.85%	6.01%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

January 31, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (INSERT HERE)

Comparison of change in value of a $10,000 investment in the Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

	Nebraska Municipal Fund w/o Sales Charge	Nebraska Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

11/17/93	$10,000	$ 9,575	$10,000
1994	$ 9,773	$ 9,357	$ 9,892
1995	$10,471	$10,026	$10,672
1996	$11,071	$10,600	$11,376
1997	$11,909	$11,402	$12,544
1998	$12,380	$11,853	$13,295
1999	$12,853	$12,306	$13,677
2000	$13,146	$12,588	$14,268
2001	$14,463	$13,848	$15,707
2002	$15,051	$14,411	$16,761
2003	$14,929	$14,295	$17,364
2004	$15,465	$14,807	$18,368
01/31/05	$15,426	$14,771	$19,250

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

DISCLOSURE OF FUND EXPENSES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

EXAMPLE 1:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example also is based on the Fund’s actual operating expenses of 0.96% and rate of return for the period of -0.25%.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD Expenses	$51.68	$51.68

Account value of an initial investment of $1,000 as of the end of the period would be $955.11.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example is based on the Fund’s actual operating expenses of 0.96% and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD Expenses	$51.92	$51.92

Account value of an initial investment of $1,000 on A shares as of the end of the period would be $1,005.38.

January 31, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 83	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center, 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), at 1(800) 276-1262.

January 31, 2005 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 North Main Minot, ND 58703 60	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 North Main Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (Since May 2004), The Integrity Funds and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 1(800) 276-1262.

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on December 17, 2004, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement.  In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)     the nature, extent and quality of the adviser’s services;

(b)     the performance of the fund and the adviser;

(c)     the adviser’s cost and profitability in providing its services, including the extent to which the adviser realizes economies of scale as the fund grows larger;

(d)     any ancillary benefits to the adviser or its affiliates in connection with its relationship to the investment company; and

(e)     the amount of fees charged in comparison to those of other investment companies.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.  On the basis of the information provided for their review, the Trustees reached the following conclusions:

·         A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreement vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports.  The Fund’s net expense ratio of 0.96% for the Class A shares was comparable to other funds of similar objective and size.

·         The overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Board.

·         The other Funds managed by the Adviser have traditionally had a relatively low net ratio of expenses.  The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds.

·         The Portfolio Manager of the Fund has over 20 years experience in managing mutual funds.  The Adviser currently provides services to seventeen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad based equity funds.  The experience and expertise of the Adviser is attributable to the long term focus on managing investment companies and has the potential to enhance the Fund’s future performance.

·         Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Nebraska income taxes as is consistent with preservation of capital.  As of  September 30, 2004, the Fund had postive annualized returns for the 1-year, 5-year, and 10-year periods.

·         The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Schedule of Investments  January 31, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (95.0%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$261,957
Cass Cty, NE School Dist. #056 (Conestoga Public Schools)	NR/NR	6.150	12/15/2020	250,000	250,102
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	110,017
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	280,005
*Dakota Cty., NE SD #011 (South Sioux City Community Schools) G.O. MBIA	Aaa/AAA	6.100	06/15/2020	1,000,000	1,039,510
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	NR/AAA	4.500	12/15/2025	405,000	408,714
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Aaa/AAA	5.350	12/15/2026	500,000	526,870
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa-3/BBB	5.650	02/01/2022	700,000	700,000
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,124,330
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	275,000	286,883
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	363,151
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	267,815
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A/NR	5.000	11/15/2016	250,000	265,152
#Douglas Cty., NE SD #010 (Elkhorn Public Schools) G.O. FSA	Aaa/AAA	5.500	12/15/2020	750,000	783,465
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	156,106
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.	NR/NR	5.900	10/15/2016	100,000	100,250
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	501,250
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	535,115
Great Plains Regional Med. Cntr. (North Platte Hosp.) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	814,088
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	106,006
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/2019	1,400,000	1,500,632
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AAA	5.250	01/15/2021	500,000	546,010
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AAA	5.250	01/15/2022	500,000	547,960
#Lancaster Cty., NE School Dist. #145 (Waverly Public Schools) AMBAC	Aaa/AAA	5.500	12/01/2020	1,240,000	1,298,144
Lancaster Cty., NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	262,202
Lincoln Cty., NE School Dist. #005 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	239,067
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,071,580
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	615,739
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.800	10/15/2018	475,000	517,574
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.875	10/15/2023	850,000	934,201
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	264,073
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC	Aaa/AAA	5.950	01/01/2011	300,000	312,156
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,086,330
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	105,094
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	260,000	280,244
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	431,984
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	858,424
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	1,130,000	1,148,679
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/2017	200,000	208,986
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	444,903
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,077,180
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASGUA	NR/AA	5.450	11/15/2017	400,000	423,376
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.800	12/01/2015	270,000	279,482
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.850	12/01/2025	525,000	544,724
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/2007	165,000	169,599
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	495,000	513,845
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.000	06/01/2017	430,000	441,524
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.100	06/01/2029	500,000	523,320
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.600	09/01/2020	90,000	91,361
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	505,000	521,251
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll.	NR/AAA	6.300	03/01/2017	25,000	25,371
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/2018	230,000	235,545
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/2026	150,000	153,681
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	120,000	122,586
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	135,000	138,141
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	55,000	56,990
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.300	09/01/2030	55,000	56,158
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA	NR/AAA	7.300	09/01/2026	5,000	5,047
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/2029	1,000,000	1,093,080
Omaha, NE Parking Facs. Corp. (Omaha Park 4/5) Lease Rev.	Aa-1/AA+	5.700	09/15/2015	750,000	783,690
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	540,645
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	02/01/2015	330,000	383,358
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	787,989
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	269,038
Sarpy Cty., NE School Dist. #046 SA	Aaa/AAA	5.000	12/15/2022	200,000	211,500
Sarpy Cty., NE SID #052 (Prairie Corners) G.O.	NR/NR	6.000	10/01/2017	240,000	240,600
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	262,590
Univ. of NE Board of Regents Lincoln Parking	Aa/AA-	5.800	06/01/2020	620,000	642,729

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $31,024,032)					$32,894,168

SHORT-TERM SECURITIES (4.3%)				Shares
Wells Fargo National Tax-Free Money Market				1,175,000	$1,175,000
Goldman Sachs Financial Square Money Market				328,955	328,955
TOTAL SHORT-TERM SECURITIES (COST: $1,503,955)					$1,503,955

TOTAL INVESTMENTS IN SECURITIES (COST: $32,527,987)					$34,398,123
OTHER ASSETS LESS LIABILITIES					221,960

NET ASSETS					$34,620,083

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

At January 31, 2005, the Fund had one when-issued purchase: 405,000 of Dawson Cty., NE School Dist. #20 (Gothenberg) G.O.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005 (Unaudited)

Statement of Assets and Liabilities  January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost: $32,527,987)	$34,398,123
Accrued interest receivable	446,528
Accrued dividends receivable	1,935
Variation margin on futures	330,750
Prepaid expenses	5,003

Total Assets	$35,182,339

Liabilities
Dividends payable	$116,577
Security purchases payable	408,031
Accrued expenses	34,103
Payable for fund shares redeemed	2,288
Disbursements in excess of demand deposit cash	1,257

Total Liabilities	$562,256

Net Assets	$34,620,083

Net assets are represented by:
Paid-in capital	$37,294,800
Accumulated undistributed net realized gain (loss) on investments	(3,588,179)
Accumulated undistributed net realized gain (loss) on futures	(689,913)
Accumulated undistributed net investment income	1,966
Unrealized appreciation on investments	1,870,136
Unrealized depreciation on futures	(268,727)
Total amount representing net assets applicable to 3,358,898 outstanding shares of no par common stock (unlimited shares authorized)	$34,620,083

Net asset value per share	$10.31
Public offering price (based on sales charge of 4.25%)	$10.77

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 31, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$870,915
Dividends	6,162
Total Investment Income	$877,077

EXPENSES
Investment advisory fees	$86,551
Distribution (12b-1) fees	43,275
Transfer agent fees	23,041
Accounting service fees	20,655
Administrative service fees	17,310
Custodian fees	599
Registration and filing fees	5,627
Reports to shareholders	2,869
Audit fees	2,505
Insurance expense	560
Trustees fees	1,407
Professional fees	2,363
Transfer agent out-of-pockets	627
Legal fees	6,500
Total Expenses	$213,889
Less expenses waived or absorbed by the Fund’s manager	(48,338)
Total Net Expenses	$165,551

NET INVESTMENT INCOME	$711,526

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$18,779
Futures transactions	(1,143,279)
Net change in unrealized appreciation (depreciation) of:
Investments	132,728
Futures	184,639
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(807,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,607)

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005

Statement of Changes in Net Assets
For the six months ended January 31, 2005, and the year ended July 30, 2004

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$711,526	$1,523,479
Net realized gain (loss) on investment and futures transactions	(1,124,500)	(511,467)
Net change in unrealized appreciation (depreciation) on investments and futures	317,367	259,392
Net Increase (Decrease) in Net Assets Resulting From Operations	$(95,607)	$1,271,404

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.21 and $.45 per share, respectively)	$(709,560)	$(1,519,666)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(709,560)	$(1,519,666)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,036,950	$4,178,723
Proceeds from reinvested dividends	472,777	992,068
Cost of shares redeemed	(1,766,126)	(6,958,487)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$743,601	$(1,787,696)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(61,566)	$(2,035,958)

NET ASSETS, BEGINNING OF PERIOD	34,681,649	36,717,607

NET ASSETS, END OF PERIOD	$34,620,083	$34,681,649

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 31, 2005 (Unaudited)

Note 1.  ORGANIZATION

Business operations - The Nebraska Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  IntegrityManaged Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration.  On November 17, 1993, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price and a distribution fee of up to 0.25% on an annual basis.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended July 30, 2004, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

July 30, 2004
Tax-exempt income	$1,519,666
Ordinary Income	0
Long-term Capital Gains	0
Total	$1,519,666

As of July 30, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
0	0	0	($3,630,183)	$1,760,632	($1,869,551)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 30, 2004, totaling $3,246,137, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2005	$616,730
2006	$383,905
2007	$0
2008	$199,861
2009	$158,911
2010	$591,993
2011	$713,949
2012	$580,788

For the year ended July 30, 2004, the Fund made $415,126 in permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended July 30, 2004, the Fund deferred to August 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of $384,046.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contract	Valuation as of January 31, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2005	108	$330,750	($268,727)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of January 31, 2005, there were unlimited shares of no par authorized; 3,358,898 and 3,287,726 shares were outstanding at January 31, 2005 and July 30, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004
Shares sold	195,852	391,870
Shares issued on reinvestment of dividends	45,369	93,245
Shares redeemed	(170,049)	(656,326)
Net increase (decrease)	71,172	(171,211)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $38,213 of investment advisory fees after partial waiver for the six months ended January 31, 2005.  The Fund has a payable to Integrity Money Management of $7,017 at January 31, 2005, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory contract, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee.  The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required by the advisory or other agreements from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.96% for the six months ended January 31, 2005.

Principal Underwriter and Shareholder Services

The Fund pays an annual service fee to Integrity Funds Distributor, its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $43,275 of service fee expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Funds Distributor of $7,205 at January 31, 2005, for service fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $23,041 of transfer agency fees and expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $3,837 at January 31, 2005 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $20,655 of accounting service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $3,441 at January 31, 2005, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $17,310 of administrative service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $2,882 at January 31, 2005, for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $406,766 and $1,527,625, respectively, for the six months ended January 31, 2005.

Note 6.  INVESTMENT IN SECURITIES

At January 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $32,527,987.  The net unrealized appreciation of investments based on the cost was $1,870,136, which is comprised of $1,870,136 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$10.55	$10.62	$11.17	$11.23	$10.71	$11.01

Income from Investment Operations:
Net investment income	$.21	$.45	$.47	$.51	$.53	$.54
Net realized and unrealized gain (loss) on investment and futures transactions	(.24)	(.07)	(.55)	(.06)	.52	(.30)
Total Income (Loss) From Investment Operations	$(.03)	$.38	$(.08)	$.45	$1.05	$.24

Less Distributions:
Dividends from net investment income	(.21)	$(.45)	$(.47)	$(.51)	$(.53)	$(.54)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.21)	$(.45)	$(.47)	$(.51)	$(.53)	$(.54)

NET ASSET VALUE, END OF PERIOD	$10.31	$10.55	$10.62	$11.17	$11.23	$10.71

Total Return	(0.50%)(A)(C)	3.59%(A)	(0.81)%(A)	4.06%(A)	10.02%(A)	2.28%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$34,620	$34,682	$36,718	$37,273	$38,558	$38,171
Ratio of net expenses (after expense assumption) to average net assets	0.96%(B)(C)	0.95%(B)	0.92%(B)	0.82%(B)	0.78%(B)	0.75%(B)
Ratio of net investment income to average net assets	4.10%(C)	4.18%	4.24%	4.52%	4.82%	5.02%
Portfolio turnover rate	1.23%	8.95%	9.48%	13.08%	16.89%	11.42%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $48,338, $93,640, $62,679, $99,292, $113,493, and $124,718, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.24%, 1.21%, 1.08%, 1.08%, 1.08%, and 1.07%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

New Hampshire Municipal Fund

Dear Shareholder:

Enclosed is the semi-annual report of operations of the New Hampshire Municipal Fund (the “Fund”) for the six month period ended January 31, 2005.  The Fund’s portfolio and related financial statements are presented within for your review.

The economic outlook has brightened, with employment showing renewed strength, oil prices dropping and the weak dollar adding stimulus.

The improved tone of the employment data, together with a firm stock market have boosted the Federal Reserve’s confidence that it can continue to tighten the Fed Funds rate, currently at 2.25% without causing any major damage.

The weak dollar adds an element of instability to the outlook.  The Fed views a weak dollar as an inevitable and necessary part of an adjustment to a lower current account deficit.  However, the weak dollar and the rise in gold, oil and other commodities have signaled rising inflationary pressures.  The “core” Consumer Price Index has increased 2.4%.

Despite these signs of inflation, the Treasury market remains unfazed.  After jumping to 4.9% in the spring of 2004, 10-year Treasury yields ended the period at 4.13%, as it appears investors are not worried about inflation.  That was not the case in 1987, a previous period during which the dollar was weak and gold prices were rising.  Then, bond yields moved sharply higher as investors feared the Fed was behind the inflation curve.  A rise in bond yields would thus be an important signal of increased inflation expectations.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could rise sooner than anticipated, we structured the Fund defensively to help mitigate the effects of a possible rise in interest rates.  Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average maturity life and maintaining a short position in U.S. Treasury futures.  Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period.  Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly early in the spring.

Why Higher Coupon Bonds?

In rising rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds.  Rather than commit a substantial portion of the Fund’s assets to low-yielding short-term bonds, the Fund maintained an emphasis on longer-term, premium priced higher-coupon bonds for their favorable income.  However, we continued to hold short positions in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk.  As of the period’s close, the Fund’s average maturity was approximately 10 years.  However, the Fund’s duration, a measure of a fund’s sensitivity to interest rate movements, was 5 years.

The New Hampshire Municipal Fund A shares began the period at $10.82 per share and ended the period at $10.41 per share for a total return of –1.32% (without sales charge) for the six month period. This compares to the Lehman municipal index’s return of  4.80% for the six month period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, federally tax-exempt issues.  Credit quality for the period was AAA 75%, AA 15% and A 10%.

Income exempt from both federal and New Hampshire state interest and dividend tax with preservation of capital remains the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's Web site at http://www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(s).  The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(s) are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q and N-CSR(s) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions  January 31, 2005 (Unaudited)

Appreciation

Increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

Decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

Actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

January 31, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	75.1%
AA	15.1%
A	9.8%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

T-Transportation	34.4%
S-School	16.7%
HC-Health Care	15.8%
I-Industrial	13.6%
GO-General Obligation	7.2%
O-Other	5.1%
H-Housing	3.8%
W/S-Water/Sewer	3.4%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2005
				Since Inception (December 31, 1992)
New Hampshire Municipal Fund	1 Year	5 Year	10 Year
Without sales charge	0.33%	4.58%	5.01%	4.90%
With sales charge (4.25%)	(3.94)%	3.68%	4.55%	4.52%

				Since Inception (December 31, 1992)
Lehman Brothers Municipal Bond Index	1 Year	5 Year	10 Year
	4.85%	7.49%	6.85%	6.44%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  The Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH(insert here)

Comparison of change in value of a $10,000 investment in the New Hampshire Municipal Fund and the Lehman Brothers Municipal Bond Index

	New Hampshire Municipal Fund w/o Sales Charge	New Hampshire Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index
12/31/92	$10,000	$9,575	$10,000
1993	$10,599	$10,152	$10,724
1994	$10,895	$10,436	$10,925
1995	$11,695	$11,202	$11,786
1996	$12,287	$11,770	$12,563
1997	$13,328	$12,766	$13,854
1998	$14,034	$13,442	$14,683
1999	$14,409	$13,801	$15,106
2000	$14,919	$14,290	$15,757
2001	$16,017	$15,342	$17,348
2002	$16,852	$16,142	$18,512
2003	$17,247	$16,520	$19,177
2004	$18,064	$17,302	$20,286
01/31/2005	$17,825	$17,074	$21,260

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

January 31, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

EXAMPLE 1:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example also is based on the Fund’s actual expenses of 0.96% and rate of return for the period of -1.32%.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD Expenses	$51.63	$51.63

Account value of an initial investment of $1,000 as of the end of the period would be $944.86.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example is based on the Fund’s actual operating expenses of 0.96% and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD Expenses	$51.92	$51.92

Account value of an initial investment of $1,000 as of the end of the period would be $1,005.38.

January 31, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 83	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center, 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	17	None

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. (“Intgrity Funds Distributor”), at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 North Main Minot, ND 58703 60	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 North Main Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (Since May 2004), The Integrity Funds and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 1(800) 276-1262.

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on December 17, 2004, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement.  In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)     the nature, extent and quality of the adviser’s services;

(b)     the performance of the fund and the adviser;

(c)     the adviser’s cost and profitability in providing its services, including the extent to which the adviser realizes economies of scale as the fund grows larger;

(d)     any ancillary benefits to the adviser or its affiliates in connection with its relationship to the investment company; and

(e)     the amount of fees charged in comparison to those of other investment companies.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.  On the basis of the information provided for their review, the Trustees reached the following conclusions:

•         A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreement vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports.  The Fund’s net expense ratio of 0.96% for the Class A shares was comparable to other funds of similar objective and size.

•         The overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Board.

•         The other Funds managed by the Adviser have traditionally had a relatively low net ratio of expenses.  The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds.

•         The Portfolio Manager of the Fund has over 20 years experience in managing mutual funds.  The Adviser currently provides services to seventeen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad based equity funds.  The experience and expertise of the Adviser is attributable to the long term focus on managing investment companies and has the potential to enhance the Fund’s future performance.

•         Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and New Hampshire income taxes as is consistent with preservation of capital.  As of  September 30, 2004, the Fund had postive annualized returns for the 1-year, 5-year, and 10-year periods.

•         The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Schedule of Investments  January 31, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (92.8%)
#Belknap Cnty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/13	$225,000	$242,102
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/08	60,000	62,916
Concord, NH G.O.	Aa/AA	4.600	10/15/14	100,000	109,739
Concord, NH School District FSA	Aaa/AAA	5.000	10/15/10	100,000	103,229
Derry, NH FSA	Aaa/NR	4.800	02/01/18	115,000	122,867
Exeter, NH	A-1/NR	5.100	06/15/05	50,000	50,786
Exeter, NH G.O.	A-1/NR	6.250	01/15/07	140,000	140,350
Exeter, NH G.O.	A-1/NR	5.300	06/15/08	25,000	27,085
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/07	50,000	50,450
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/14	65,000	69,233
Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/20	300,000	297,333
Hillsborough NH GO XLCA	Aaa/AAA	4.000	11/01/20	100,000	99,157
Hillsborough NH GO XLCA	Aaa/AAA	4.000	11/01/21	100,000	98,760
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/28	110,000	115,318
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/06	25,000	27,182
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/08	20,000	23,439
Keene, NH G.O.	Aa-3/NR	5.150	10/15/11	45,000	48,585
Londonderry, NH	Aa-3/NR	5.400	01/15/14	50,000	52,474
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/09	225,000	237,778
Manchester, NH Public Improvement	Aa/NR	5.500	06/01/19	200,000	225,148
Manchester, NH Public Improvement G.O.	Aa/NR	4.500	06/01/09	30,000	31,172
Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/09	250,000	277,147
Manchester, NH Water Rev. FGIC	Aaa/AAA	5.000	12/01/28	250,000	263,380
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/06	50,000	52,426
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	260,000	273,824
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/27	100,000	109,164
New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglass) MBIA	Aaa/AAA	5.400	01/01/07	175,000	177,291
New Hampshire Hlth. & Educ. Facs. (Concord Hosp.) Rev. FGIC	Aaa/NR	5.000	10/01/24	250,000	263,330
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/10	200,000	212,810
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/11	60,000	64,388
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/15	120,000	128,768
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/16	20,000	21,564
New Hampshire Hlth. & Educ. Facs. Auth. (Univ Sys of NH) AMBAC	Aaa/AAA	5.500	07/01/13	285,000	318,864
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/16	100,000	106,431
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/07	5,000	5,027
New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/13	250,000	275,015
New Hampshire State Hsg. Finance Auth.	A/NR	4.950	01/01/06	90,000	91,993
#New Hampshire State Hsg. Finance Auth.	Aa/A+	5.600	01/01/06	170,000	171,487
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/08	25,000	25,306
*New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/11	1,175,000	1,283,370
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/07	50,000	50,690
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/08	100,000	101,098
Rochester NH G.O. MBIA	Aaa/NR	4.750	07/15/20	300,000	321,309
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/08	400,000	427,260
Total New Hampshire Municipal Bonds					$7,257,045

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	10,911
Total Guam Municipal Bonds					$10,911

PUERTO RICO MUNICIPAL BONDS (3.8%)
Puerto Rico Commonwealth Public Improvement MBIA	Aaa/AAA	5.500	07/01/21	250,000	295,053
Total Puerto Rico Municipal Bonds					$295,053

TOTAL MUNICIPAL BONDS (COST: $7,354,203)					$7,563,009

SHORT-TERM SECURITIES (1.5%)				Shares
Wells Fargo National Tax-Free Money Market				117,952	117,952
TOTAL SHORT-TERM SECURITIES (COST: $117,952)					$117,952

TOTAL INVESTMENTS IN SECURITIES (COST: $7,472,155)					$7,680,961
OTHER ASSETS LESS LIABILITIES					139,407

NET ASSETS					$7,820,368

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005 (Unaudited)

Statement of Assets and Liabilities  January 31, 2005 (Unaudited)

ASSETS
Investment in securities, at value (cost: $7,472,155)	$7,680,961
Variation margin on futures	91,876
Accrued interest receivable	74,534
Accrued dividends receivable	281
Receivable from manager	2,065
Prepaid expenses	3,882

Total Assets	$7,853,599

LIABILITIES
Dividends payable	$20,818
Accrued expenses	12,404
Disbursement in excess of demand deposit cash	9

Total Liabilities	$33,231

NET ASSETS	$7,820,368

Net assets are represented by:
Paid-in capital	$7,846,318
Accumulated undistributed net realized gain (loss) on investments	8,271
Accumulated undistributed net realized gain (loss) on futures	(169,293)
Accumulated undistributed net investment income	912
Unrealized appreciation on investments	208,806
Unrealized depreciation on futures	(74,646)
Total amount representing net assets applicable to 751,333 outstanding shares of no par common stock (unlimited shares authorized)	$7,820,368

Net asset value per share	$10.41

Public offering price (based on sales charge of 4.25%)	$10.87

The accompanying notes are an integral part of these financial statements.

Statement of OperationsFor the six month period ended January 31, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$161,595
Dividends	2,260
Total Investment Income	$163,855

EXPENSES
Investment advisory fees	$19,661
Service fees	9,831
Transfer agent fees	9,000
Administrative service fees	9,000
Accounting service fees	13,966
Custodian fees	560
Professional fees	1,694
Trustees fees	900
Reports to shareholders	1,197
Registration and filing fees	740
Legal fees	1,500
Audit fees	1,345
Other	526
Total Expenses	$69,920
Less expenses waived or absorbed by the Fund’s manager	32,313
Total Net Expenses	$37,607

NET INVESTMENT INCOME	$126,248

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$8,271
Futures transactions	(210,503)
Net change in unrealized appreciation (depreciation) of:
Investments	6,507
Futures	(33,436)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$(229,161)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(102,913)

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2005

Statement of Changes in Net Assets

For the six months ended January 31, 2005 and the four month period ended July 30, 2004

	For The Six Month Period Ended January 31, 2005 (Unaudited)	For The Four Month Period Ended July 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$126,248	$84,208
Net realized gain (loss) on investment and futures transactions	(202,232)	229,404
Net change in unrealized appreciation (depreciation) on investments and futures	(26,929)	(163,747)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(102,913)	$149,865

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.17 and $.11 per share, respectively)	$(126,058)	$(84,065)
Distributions from net realized gain on investment and futures transactions ($.10 and $.00 per share)	(72,597)	0
Total Dividends and Distributions	$(198,655)	$(84,065)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$462,308	$521,823
Proceeds from reinvested dividends	129,625	60,281
Cost of shares redeemed	(431,727)	(861,357)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$160,206	$(279,253)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(141,362)	$(213,453)

NET ASSETS, BEGINNING OF PERIOD	7,961,730	8,175,183

NET ASSETS, END OF PERIOD	$7,820,368	$7,961,730

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 31, 2005 (Unaudited)

Note 1.  ORGANIZATION

Business operations – The New Hampshire Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and New Hampshire state interest and dividend tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the New Hampshire Municipal Fund became a series of the Integrity Managed Portfolios.  Prior to this the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund.  The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992.  The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the four month period ended July 30, 2004, were characterized tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

July 30, 2004
Tax-exempt income	$84,065
Ordinary Income	0
Long-term Capital Gains	0
Total	$84,065

As of July 30, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$72,597	$0	$0	$202,442	$275,039

The Fund has $0 capital loss carryforwards for tax purposes as of July 30, 2004.

For the year ended July 30, 2004, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended July 30, 2004, the Fund deferred to August 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other – Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2005	30	$91,876	($74,646)

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of January 31, 2005, there were unlimited shares of no par authorized; 751,333 and 736,134 shares were outstanding at January 31, 2005 and July 30, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2005	For The Four Month Period Ended July 30, 2004

Shares sold	43,520	48,247
Shares issued on reinvestment of dividends	12,214	5,590
Shares redeemed	(40,535)	(79,729)
Net increase (decrease)	15,199	(25,892)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  All investment advisory fees were waived for the six month period ended January 31, 2005.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser.  Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 0.96 % for the six months ended January 31, 2005.

Principal Underwriter and Shareholder Services

The Fund pays an annual service fee to Integrity Funds Distributor, its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $9,831 of service fee expenses for the six month period ended January 31, 2005.  The Fund has a payable to Integrity Funds Distributor of $1,637 at January 31, 2005, for service fees.

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $9,000 of transfer agent fees and expenses for the six month period ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $1,500 at January 31, 2005 for transfer agent fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $13,966 of accounting service fees for the six month period ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $2,327 at January 31, 2005, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $9,000 of administrative service fees for the six month period ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $1,500 at January 31, 2005, for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $1,290,876 and $1,296,895, respectively, for the six month period ended January 31, 2005.

Note 6. INVESTMENT IN SECURITIES

At January 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $7,472,155.  The net unrealized appreciation of investments based on the cost was $208,806, which is comprised of $220,990 aggregate gross unrealized appreciation and $12,184 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Month Period Ended January 31, 2005 (Unaudited)	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.73	$10.88	$10.65	$10.74	$10.33

Income from Investment Operations:
Net investment income	$.17	$.11	$.37	$.40	$.42	$.44
Net realized and unrealized gain (loss) on investment and futures transactions	(.31)	.09	(.15)	.30	(.09)	.41
Total Income (Loss) From Investment Operations	$(.14)	$.20	$.22	$.70	$.33	$.85

Less Distributions:
Dividends from net investment income	$(.17)	$(.11)	$(.37)	$(.40)	$(.42)	$(.44)
Distributions from net capital gains	(.10)	.00	.00	(.07)	.00	.00
Total Distributions	$(.27)	$(.11)	$(.37)	$(.47)	$(.42)	$(.44)

NET ASSET VALUE, END OF PERIOD	$10.41	$10.82	$10.73	$10.88	$10.65	$10.74

Total Return	(2.65) %(A)(C)	5.69%(A)(C)	2.06%(A)	6.65%(A)	3.11%(A)	8.41%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$7,820	$7,962	$8,175	$10,198	$11,843	$12,626
Ratio of net expenses (after expense assumption) to average net assets	0.96%(B)(C)	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)	0.84%(B)
Ratio of net investment income to average net assets	3.21%(C)	3.12%(C)	3.44%	3.71%	3.88%	4.18%
Portfolio turnover rate	17.49%	10.02%	41.53%	20.00%	21.00%	24.00%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Money Management assumed/waived expenses of $32,313 and $23,856.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.78% and 1.84%.  For the period 4/1/03 through 12/19/03, Forum Administrative Services and Forum Investment Advisors assumed/waived expenses of $62,210.  For the period from 12/20/03 through 3/31/04, Integrity Money Management assumed/waived expenses of $21,859.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%.  In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $106,577 (2003), $112,886 (2002), and $116,491 (2001).  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.03%, 1.86%, and 1.82%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Oklahoma Municipal Fund

Dear Shareholder:

Enclosed is the annual report of the operations of the Oklahoma Municipal Fund (the “Fund”) for the six months ended January 31, 2005.  The Fund’s portfolio and related financial statements are presented within for your review.

The economic outlook has brightened, with employment showing renewed strength, oil prices dropping and the weak dollar adding stimulus.

The improved tone of the employment data, together with a firm stock market have boosted the Federal Reserve’s confidence that it can continue to tighten the Fed Funds rate, currently at 2.25% without causing any major damage.

The weak dollar adds an element of instability to the outlook.  The Fed views a weak dollar as an inevitable and necessary part of an adjustment to a lower current account deficit.  However, the weak dollar and the rise in gold, oil and other commodities have signaled rising inflationary pressures.  The “core” Consumer Price Index has increased 2.4%.

Despite these signs of inflation, the Treasury market remains unfazed.  After jumping to 4.9% in the spring of 2004, 10-year Treasury yields ended the period at 4.13%, as it appears investors are not worried about inflation.  That was not the case in 1987, a previous period during which the dollar was weak and gold prices were rising.  Then, bond yields moved sharply higher as investors feared the Fed was behind the inflation curve.  A rise in bond yields would thus be an important signal of increased inflation expectations.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could rise sooner than anticipated, we structured the Fund defensively to help mitigate the effects of a possible rise in interest rates.  Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average maturity life and maintaining a short position in U.S. Treasury futures.  Although this conservative strategy at times limited the Fund’s full participation in market rallies, it helped reduce its overall volatility during the period.  Our approach also favorably contributed to the Fund’s relative performance during times when long-term bond prices were dropping, particularly early in the spring.

Why Higher Coupon Bonds?

In rising rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds.  Rather than commit a substantial portion of the Fund’s assets to low-yielding short-term bonds, the Fund maintained an emphasis on longer-term, premium priced higher-coupon bonds for their favorable income.  However, we continued to hold short positions in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk.  As of the period’s close, the Fund’s average maturity was approximately 18 years.  However, the Fund’s duration, a measure of a fund’s sensitivity to interest rate movements, was 7 years.

The Oklahoma Municipal Fund A shares began the period at $11.07 per share and ended the period at $11.10 per share for a total return of 2.11% (without sales charge) for the six month period. This compares to the Lehman municipal index’s return of 4.80% for the six month period.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was AAA 69%, AA 14%, A 9%, BBB 5% and NR 3%.

Income exempt from federal and Oklahoma state income taxes with preservation of capital remains the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's Web site at http://www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(s).  The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(s) are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q and N-CSR(s) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions  January 31, 2005 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

January 31, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	68.7%
AA	14.6%
A	9.0%
BBB	4.8%
NR	2.9%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

S-School	36.3%
U-Utilities	17.7%
T-Transportation	12.2%
O-Other	8.8%
W/S-Water/Sewer	8.0%
G-Government	7.5%
HC-Health Care	7.1%
I-Industrial	2.4%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

 January 31, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2005
				Since Inception (September 25, 1996)
Oklahoma Municipal Fund	1 Year	5 Year	10 Year
Without sales charge	2.46%	4.78%	N/A	4.39%
With sales charge (4.25%)	(1.90)%	3.87%	N/A	3.84%

				Since Inception (September 25, 1996)
Lehman Brothers Municipal Bond Index	1 Year	5 Year	10 Year
	4.85%	7.49%	N/A	6.50%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (INSERT HERE)

Comparison of change in value of a $10,000 investment in the Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund w/o Sales Charge	Oklahoma Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index
09/25/1996	$10,000	$9,575	$10,000
1997	$10,779	$10,321	$11,029
1998	$11,186	$10,711	$11,689
1999	$11,662	$11,166	$12,026
2000	$11,648	$11,153	$12,545
2001	$12,787	$12,243	$13,811
2002	$13,484	$12,911	$14,737
2003	$13,522	$12,947	$15,267
2004	$14,017	$13,422	$16,150
1/31/2005	$14,314	$13,706	$16,925

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

DISCLOSURE OF FUND EXPENSES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

EXAMPLE 1:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example also is based on the Fund’s actual expenses of 0.96% and rate of return for the period of 2.11%.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD expenses	$51.79	$51.79

Account value of an initial investment of $1,000 as of the end of the period would be $977.70.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time period indicated and then either redeem or do not redeem all of your shares at the end of the period.  The example is based on the Fund’s actual operating expenses of 0.96% and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption	No Redemption
Share Class	A	A
YTD expenses	$51.92	$51.92

Account value of an initial investment of $1,000 as of the end of the period would be $1,005.38.

January 31, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 83	Trustee	Since January 1996	Retired; Attorney; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center, 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	17	None

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), at 1(800) 276-1262.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 North Main Minot, ND 58703 60	Trustee, Chairman, and President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001) (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 North Main Minot, ND 58703 71	Vice President and Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc. Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (Since May 2004), The Integrity Funds and Integrity Mutual Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 1(800) 276-1262.

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“Integrity Mutual Funds”), the Fund’s sponsor.

The continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on December 17, 2004, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement.  In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)     the nature, extent and quality of the adviser’s services;

(b)     the performance of the fund and the adviser;

(c)     the adviser’s cost and profitability in providing its services, including the extent to which the adviser realizes economies of scale as the fund grows larger;

(d)     any ancillary benefits to the adviser or its affiliates in connection with its relationship to the investment company; and

(e)     the amount of fees charged in comparison to those of other investment companies.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.  On the basis of the information provided for their review, the Trustees reached the following conclusions:

  A comparison of the Fund’s pro forma net operating expenses under the Advisory Agreement vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures based upon data provided by the Adviser and Fund financial reports.  The Fund’s net expense ratio of 0.96% for the Class A shares was comparable to other funds of similar objective and size.
           The overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Board.
           The other Funds managed by the Adviser have traditionally had a relatively low net ratio of expenses.  The Investment Adviser has assured through subsidization that its other Funds have had consistent performance relative to comparable and competing funds.
           The Portfolio Manager of the Fund has over 20 years experience in managing mutual funds.  The Adviser currently provides services to seventeen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad based equity funds.  The experience and expertise of the Adviser is attributable to the long term focus on managing investment companies and has the potential to enhance the Fund’s future performance.
           Although the Fund has underperformed its relative benchmark, the Fund has met its investment objective for providing as high a level of current income exempt from federal and Oklahoma income taxes as is consistent with preservation of capital.  As of  September 30, 2004, the Fund had postive annualized returns for the 1-year, 5-year, and since inception periods.
           The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Schedule of Investments  January 31, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (97.5%)
Broken Arrow, OK Unlimited GO FSA	Aaa/AAA	4.000%	08/01/2018	$250,000	$250,447
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/2027	500,000	540,445
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/2034	500,000	516,745
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/2019	500,000	568,010
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	191,280
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	802,530
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	162,770
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	208,964
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	259,110
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/2012	500,000	559,015
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/2011	210,000	249,392
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/2013	700,000	805,658
Jackson Cty, OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	535,685
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	536,055
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	323,523
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	265,897
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	104,813
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	553,120
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	NR/AA	5.250	09/01/2016	180,000	195,732
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	316,725
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/2022	750,000	824,520
OK Board of Regents (Univ. of Central OK Parking) Rev. AMBAC	Aaa/NR	4.125	06/01/2023	250,000	243,027
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	166,404
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	440,879
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/2026	500,000	538,145
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC	Aaa/AAA	5.000	05/01/2018	500,000	536,465
OK Capital Impvt. Auth. (State Fac.) Rev. MBIA	Aaa/AAA	5.500	09/01/2019	100,000	110,810
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	275,880
OK Capital Impvt. Auth. (State Office Building) Rev.	A-1/NR	5.500	10/01/2016	105,000	110,529
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.350	08/01/2022	115,000	115,664
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.400	08/01/2023	115,000	115,905
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.550	08/01/2033	250,000	246,753
OK Colleges Board of Regents (NE St. Univ.) Rev. FGIC	Aaa/AAA	4.250	04/01/2023	150,000	148,009
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	148,904
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	106,148
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	110,628
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	299,852
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/2020	250,000	274,945
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	263,900
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	127,744
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	211,636
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/2017	555,000	598,423
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	160,080
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/2013	400,000	417,408
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/2018	600,000	625,944
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	522,820
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	200,000	221,716
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/2025	500,000	551,575
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/2029	400,000	445,332
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/2022	250,000	258,685
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/2023	250,000	258,190
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	145,000	148,734
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	110,000	113,426
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	65,000	68,094
OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/2018	1,600,000	1,747,856
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.350	07/01/2019	190,000	192,979
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.400	07/01/2020	200,000	203,206
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/2015	285,000	298,244
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,105,000	2,471,796
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	315,104
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	732,299
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	472,203
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/2012	225,000	244,399
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/2028	120,000	124,998
OK State Water (Loan Program) Rev.	NR/AA+	5.400	09/01/2015	105,000	112,268
*OK State Water (Loan Program) Rev.	NR/AA+	5.100	09/01/2016	415,000	442,896
OK State Water Resources Board Rev.	NR/AA+	5.050	10/01/2022	200,000	216,260
OK State Water Resources Board Rev.	NR/AA+	5.125	10/01/2027	500,000	532,280
OK State Water Resources Board Rev.	NR/AA+	4.625	10/01/2018	435,000	457,285
OK State Water Resources Board Rev.	NR/AA+	4.350	10/01/2023	200,000	200,152
OK State Water Resources Loan Rev.	NR/AA+	5.100	10/01/2027	500,000	534,910
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/2029	400,000	415,068
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	791,602
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	520,405
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ALA	NR/A	5.625	12/01/2020	140,000	146,776
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/2031	375,000	382,838
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	267,242
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/2030	250,000	258,328
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ACA	NR/A	5.700	12/01/2025	220,000	227,707
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/2021	250,000	263,083
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/2021	250,000	263,083
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/2031	250,000	255,580
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	263,225
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/2023	250,000	252,655
Tulsa Cnty, OK Independent School Dist #3 FSA	Aaa/AAA	3.000	11/01/2006	185,000	186,965
Tulsa Cnty, OK Indl. Auth. Recreation Facs.	NR/AA	4.700	09/01/2024	500,000	512,025
Tulsa, OK Airport Improvement Rev. FGIC	Aaa/AAA	4.150	06/01/2016	450,000	438,179
Tulsa, OK Unlimited G.O.	Aa/AA	5.000	02/01/2015	250,000	279,985
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	253,743
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/2028	670,000	697,215
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/2027	1,000,000	1,059,320
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	280,610
University of OK Utility Systems XLCA	Aaa/AAA	4.000	11/01/2019	500,000	496,245

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $34,022,225)					$35,564,104

SHORT-TERM SECURITIES (0.7%)				Shares
Wells Fargo National Tax-Free Money Market				239,197	$239,197
TOTAL SHORT-TERM SECURITIES (COST: $239,197)					$239,197

TOTAL INVESTMENTS IN SECURITIES (COST: $34,261,422)					$35,803,301
OTHER ASSETS LESS LIABILITIES					684,713

NET ASSETS					$36,488,014

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005 (Unaudited)

Statement of Assets and Liabilities  January 31, 2005 (Unaudited)

ASSETS
Investment in securities, at value (cost: $34,261,422)	$35,803,301
Accrued interest receivable	453,820
Accrued dividends receivable	530
Receivable for fund shares sold	20,167
Prepaid expenses	6,537
Variation margin on futures	352,188

Total Assets	$36,636,543

LIABILITIES
Dividends payable	$109,213
Accrued expenses	38,886
Disbursements in excess of bank deposit	430

Total Liabilities	$148,529

NET ASSETS	$36,488,014

Net assets are represented by:
Paid-in capital	$37,964,039
Accumulated undistributed net realized gain (loss) on investments	(2,024,158)
Accumulated undistributed net realized gain (loss) on futures	(708,902)
Accumulated undistributed net investment income	1,300
Unrealized appreciation on investments	1,541,879
Unrealized depreciation on futures	(286,144)
Total amount representing net assets applicable to 3,286,855 outstanding shares of no par common stock (unlimited shares authorized)	$36,488,014

Net asset value per share	$11.10
Public offering price (based on sales charge of 4.25%)	$11.59

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended January 31, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$823,511
Dividends	7,614
Total Investment Income	$831,125

EXPENSES
Investment advisory fees	$90,304
Distribution (12b-1) fees	45,152
Transfer agent fees	23,867
Administrative service fees	18,061
Accounting service fees	21,030
Custodian fees	2,711
Registration and filing fees	1,143
Transfer agent out-of-pocket expenses	566
Trustees fees	1,434
Reports to shareholders	2,383
Professional fees	1,508
Insurance expenses	524
Audit fees	3,219
Legal fees	6,500
Total Expenses	$218,402
Less expenses waived or absorbed by the Fund’s manager	(45,661)
Total Net Expenses	$172,741

NET INVESTMENT INCOME	$658,384

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$137,915
Futures transactions	(1,174,915)
Net change in unrealized appreciation (depreciation) of:
Investments	955,109
Futures	179,869
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$97,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$756,362

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2005

Statement of Changes in Net Assets

For the six months ended January 31, 2005, and the year ended July 30, 2004

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$658,384	$1,290,211
Net realized gain (loss) on investment and futures transactions	(1,037,000)	(599,911)
Net change in unrealized appreciation (depreciation) on investments and futures	1,134,978	486,456
Net Increase (Decrease) in Net Assets Resulting From Operations	$756,362	$1,176,756

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.42 per share, respectively)	$(658,134)	$(1,289,393)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(658,134)	$(1,289,393)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,269,069	$7,303,088
Proceeds from reinvested dividends	313,062	642,804
Cost of shares redeemed	(1,664,217)	(4,160,176)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$917,914	$3,785,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,016,142	$3,673,079

NET ASSETS, BEGINNING OF PERIOD	35,471,872	31,798,793

NET ASSETS, END OF PERIOD	$36,488,014	$35,471,872

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 31, 2005 (Unaudited)

Note 1.  ORGANIZATION

Business operations - Oklahoma Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration.  On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital.  Up to 20% of the Fund’s total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price and a distribution fee of up to 0.25% on an annual basis.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

 When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended July 30, 2004, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

July 30, 2004
Tax-exempt income	$1,289,393
Ordinary Income	0
Long-term Capital Gains	0
Total	$1,289,393

As of July 30, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	$(2,162,150)	$587,896	$(1,574,254)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 30, 2004, totaling $1,644,134, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2005	$0
2006	$0
2007	$0
2008	$185,891
2009	$83,784
2010	$414,246
2011	$412,304
2012	$547,909

For the year ended July 30, 2004, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended July 30, 2004, the Fund deferred to August 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of $518,016.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted  in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At January 31, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of January 31, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2005	115	$352,188	($286,144)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of January 31, 2005, there were unlimited shares of no par authorized; on January 31, 2005, and July 30, 2004, there were 3,286,855 and 3,204,147 shares outstanding, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004

Shares sold	204,428	653,032
Shares issued on reinvestment of dividends	28,221	57,584
Shares redeemed	(149,941)	(374,732)
Net increase (decrease)	82,708	335,884

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $44,643 of investment advisory fees after partial waiver for the six months ended January 31, 2005.  The Fund has a payable to Integrity Money Management of $8,249 at January 31, 2005, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee.  The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 0.96% for the six months ended January 31, 2005.

Principal Underwriter and Shareholder Services

The Fund pays an annual service fee to Integrity Funds Distributor, its principal underwriter, for certain expenses incurred in connection with the distribution of the Fund’s shares.  The annual fee paid to Integrity Funds Distributor under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.  The Fund has recognized $45,152 of service fee expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Funds Distributor of $7,589 at January 31, 2005, for service fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $23,867 of transfer agent fees and expenses for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $4,006 at January 31, 2005 for transfer agent fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $21,030 of accounting service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $3,518 at January 31, 2005, for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $18,061 of administrative service fees for the six months ended January 31, 2005.  The Fund has a payable to Integrity Fund Services of $3,036 at January 31, 2005, for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,114,092 and $1,907,210, respectively, for the six months ended January 31, 2005.

Note 6.  INVESTMENT IN SECURITIES

At January 31, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $34,261,422.  The net unrealized appreciation of investments based on the cost was $1,541,879, which is comprised of $1,642,617 aggregate gross unrealized appreciation and $100,738 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2005 (Unaudited)	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002	For The Year Ended July 31, 2001	For The Year Ended July 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07	$11.09	$11.54	$11.47	$10.99	$11.61

Income from Investment Operations:
Net investment income	$.20	$.42	$.49	$.55	$.57	$.57
Net realized and unrealized gain (loss) on investment and futures transactions	.03	(.02)	(.45)	.07	.48	(.59)
Total Income (Loss) From Investment Operations	$.23	$.40	$.04	$.62	$1.05	$(.02)

Less Distributions:
Dividends from net investment income	$(.20)	$(.42)	$(.49)	$(.55)	$(.57)	$(.57)
Distributions from net capital gains	.00	.00	.00	.00	.00	(.03)
Total Distributions	$(.20)	$(.42)	$(.49)	$(.55)	$(.57)	$(.60)

NET ASSET VALUE, END OF PERIOD	$11.10	$11.07	$11.09	$11.54	$11.47	$10.99

Total Return	4.23%(A)(C)	3.67%(A)	0.28%(A)	5.46%(A)	9.78%(A)	(0.12%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$36,488	$35,472	$31,799	$21,995	$18,131	$15,862
Ratio of net expenses (after expense assumption) to average net assets	0.96%(B)(C)	0.93%(B)	0.65%(B)	0.51%(B)	0.43%(B)	0.44%(B)
Ratio of net investment income to average net assets	3.64%(C)	3.77%	4.21%	4.69%	5.06%	5.08%
Portfolio turnover rate	5.53%	10.70%	9.39%	15.77%	12.24%	20.89%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of  $45,661, $87,525, $124,432, $137,514, $133,456, and $127,129, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.21%, 1.19%, 1.11%, 1.19%, 1.23%, and 1.22%, respectively.

(C)  Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)               Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR.  No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3)               Audit Committee Financial Expert.

                The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4)                Principal Accountant Fees and Services.

                The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5)               Audit Committee of Listed Registrants.

                Not applicable

Item 6)                Schedule of Investments.

                The Schedule of Investments is filed under Item 1 of this form.

Item 7)                Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable

Item 8)               Portfolio Managers of Closed-End Management Investment Companies

                Not applicable

Item 9)                Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable

Item 10)                Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 11)               Controls and Procedures.

(a)        Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)               Exhibits

               (a)(1)        Code of Ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual N-CSR.

               (a)(2)        Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

                (b)                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTEGRITY MANAGED PORTFOLIOS

BY: /s/ ROBERT E. WALSTAD
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: March 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

INTEGRITY MANAGED PORTFOLIOS

BY: /s/ ROBERT E. WALSTAD
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: March 18, 2005

BY: /s/ BRENT WHEELER
BRENT WHEELER
TREASURER

Date: March 18, 2005